Consolidated Statement of Operations and Comprehensive Income (Loss) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015
Revenue:
Revenue-products	$ 175,821	$ 154,464	$ 481,461	$ 154,464
Revenue-installation of power systems (including $46,050, $154,464, $54,798 and $154,464 to related parties for the three and six months ended January 31, 2018 and 2017 respectively)	56,422	811,432	105,976	898,192
Significant customer					$ 6,798,985	$ 8,705,527	$ 0
Other customers					2,551,798	1,323,231	20,772,028
Other related parties	46,050	54,798	154,464	154,464	170,588	811,197	0
Total revenue	232,243	965,896	587,437	1,052,656	9,521,371	10,839,955	20,772,028
Cost of sales-products	122,335	0	401,980	133,520	8,543,207	9,642,803	17,781,011
Cost of sales- installation of power systems	53,106	834,113	91,105	772,192
Total cost of sales	175,441	834,113	493,085	905,712
Gross profit	56,802	131,783	94,352	146,944	978,164	1,197,152	2,991,017
Operating expenses:
Selling, general and administrative expenses (including $31,578, $30,659, $62,791 and $60,986 to related parties for the three and six months ended January 31, 2018 and 2017 respectively)	725,489	479,365	1,611,640	1,186,217	2,593,916	1,663,621	1,237,953
Impairment of advances to suppliers					1,404,565	0	0
Total operating expenses					5,393,633	1,723,863	1,237,953
Loss from operations	(668,687)	(347,582)	(1,517,288)	(1,039,273)	(4,415,469)	(526,711)	1,753,064
Other (expenses) income
Other income (expenses)	423	321	(4,008)	7,455
Other income					8,222	144,933	(103)
Interest income(expense)	286	(53)	614	(53)	1,329	276	(178,661)
Total other (expenses) income, net	709	268	(3,394)	7,402	9,551	145,209	(178,764)
Net loss before taxes	(667,978)	(347,314)	(1,520,682)	(1,031,871)	(4,405,918)	(381,502)	1,574,300
Income tax (expense) benefit	(1,008)	26,747	(3,843)	59,930	(158,241)	(226,682)	(916,840)
Net loss	(668,986)	(320,567)	(1,524,525)	(971,941)	(4,564,159)	(608,184)	657,460
Foreign currency translation adjustment	316,017	(145,423)	405,892	(345,279)	(180,921)	(694,964)	7,492
Comprehensive loss	$ (352,969)	$ (465,990)	$ (1,118,633)	$ (1,317,220)	$ (4,745,080)	$ (1,303,148)	$ 664,952
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.01)	$ 0.00	$ 0.00
Weighted average number of common shares outstanding - basic and diluted	591,042,000	591,042,000	591,042,000	591,042,000	591,042,000	591,042,000	597,907,753